Fixed Assets, Net - Schedule of Fixed Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	$ 24,135,898	$ 24,132,283
Less: accumulated depreciation	(7,921,242)	(6,725,677)
Fixed assets, net	16,214,656	17,406,606
Software [Member]
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	23,850,000	23,850,000
Leasehold improvement [Member]
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	38,522	38,522
Office and equipment [Member]
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	$ 247,376	$ 243,761